Investments in Associates and Joint Ventures - Detailed Information about Movement of Investments in Associates and Joint Ventures (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant investments in associates and joint ventures [line items]
Cost		¥ 228,952
Investment in associates and joint ventures, beginning balance		257,953		¥ 239,584
Change of cost		12,877		11,400
Share of profit or loss		3,628		10,328	¥ 8,336
Declared dividends		(5,373)		(4,480)
Other equity movements		(4,756)		1,121
Provision of impairment		(3,150)
Investment in associates and joint ventures, ending balance		261,179		257,953	¥ 239,584
Accumulated amount of impairment		¥ (6,367)
Joy City Commercial Property Fund L.P. ("Joy City") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method		Equity Method
Cost		¥ 6,281
Investment in associates and joint ventures, beginning balance		5,546
Share of profit or loss		(131)
Declared dividends		(138)
Other equity movements		6
Investment in associates and joint ventures, ending balance		¥ 5,283		¥ 5,546
Percentage of equity interest		66.67%		66.67%
Mapleleaf Century Limited ("MCL") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method		Equity Method
Cost		¥ 7,656
Investment in associates and joint ventures, beginning balance		4,237
Share of profit or loss		54
Other equity movements		(738)
Investment in associates and joint ventures, ending balance		¥ 3,553		¥ 4,237
Percentage of equity interest		75.00%		75.00%
Other joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method	[1]	Equity Method
Cost	[1]	¥ 49,094
Investment in associates and joint ventures, beginning balance	[1]	45,152
Change of cost	[1]	518
Share of profit or loss	[1]	412
Declared dividends	[1]	(940)
Other equity movements	[1]	350
Investment in associates and joint ventures, ending balance	[1]	45,492		¥ 45,152
Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cost		63,031
Investment in associates and joint ventures, beginning balance		54,935
Change of cost		518
Share of profit or loss		335
Declared dividends		(1,078)
Other equity movements		(382)
Investment in associates and joint ventures, ending balance		¥ 54,328		54,935
China Guangfa Bank Co., Ltd. ("CGB") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method	[2]	Equity Method
Cost	[2]	¥ 53,201
Investment in associates and joint ventures, beginning balance	[2]	86,179
Change of cost	[2]	8,025
Share of profit or loss	[2]	5,857
Declared dividends	[2]	(774)
Other equity movements	[2]	(1,202)
Investment in associates and joint ventures, ending balance	[2]	¥ 98,085		¥ 86,179
Percentage of equity interest		43.686%	[2]	43.686%
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method	[3]	Equity Method
Cost	[3]	¥ 11,245
Investment in associates and joint ventures, beginning balance	[3]	11,899
Share of profit or loss	[3]	(4,831)
Declared dividends	[3]	(61)
Other equity movements	[3]	(2,168)
Provision of impairment	[3]	(2,645)
Investment in associates and joint ventures, ending balance	[3]	¥ 2,194		¥ 11,899
Percentage of equity interest		29.59%	[3]	29.59%
Accumulated amount of impairment		¥ (5,862)	[3]	¥ (3,217)
China Life Property & Casualty Insurance Company Limited ("CLP&C") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method		Equity Method
Cost		¥ 9,600
Investment in associates and joint ventures, beginning balance		10,151
Change of cost		3,600
Share of profit or loss		282
Declared dividends		(75)
Other equity movements		(457)
Investment in associates and joint ventures, ending balance		¥ 13,501		¥ 10,151
Percentage of equity interest		40.00%		40.00%
COFCO Futures Company Limited ("COFCO Futures") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method		Equity Method
Cost		¥ 1,339
Investment in associates and joint ventures, beginning balance		1,692
Share of profit or loss		76
Declared dividends		(33)
Other equity movements		2
Investment in associates and joint ventures, ending balance		¥ 1,737		¥ 1,692
Percentage of equity interest		35.00%		35.00%
China Pipe Group Sichuan to East China Gas Pipeline Co., Ltd. ("Pipeline Company") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method		Equity Method
Cost		¥ 20,000
Investment in associates and joint ventures, beginning balance		21,438
Share of profit or loss		1,364
Declared dividends		(1,279)
Other equity movements		46
Investment in associates and joint ventures, ending balance		¥ 21,569		¥ 21,438
Percentage of equity interest		43.86%		43.86%
China United Network Communications Limited ("China Unicom") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method	[4]	Equity Method
Cost	[4]	¥ 21,801
Investment in associates and joint ventures, beginning balance	[4]	22,644
Share of profit or loss	[4]	706
Declared dividends	[4]	(337)
Other equity movements	[4]	(411)
Investment in associates and joint ventures, ending balance	[4]	¥ 22,602		¥ 22,644
Percentage of equity interest		10.03%	[4]	10.29%
Other associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method	[1]	Equity Method
Cost	[1]	¥ 48,735
Investment in associates and joint ventures, beginning balance	[1]	49,015
Change of cost	[1]	734
Share of profit or loss	[1]	(161)
Declared dividends	[1]	(1,736)
Other equity movements	[1]	(184)
Provision of impairment	[1]	(505)
Investment in associates and joint ventures, ending balance	[1]	47,163		¥ 49,015
Accumulated amount of impairment	[1]	(505)
Associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cost		165,921
Investment in associates and joint ventures, beginning balance		203,018
Change of cost		12,359
Share of profit or loss		3,293
Declared dividends		(4,295)
Other equity movements		(4,374)
Provision of impairment		(3,150)
Investment in associates and joint ventures, ending balance		206,851		¥ 203,018
Accumulated amount of impairment		¥ (6,367)

[1]	The Group invested in real estate, industrial logistics assets and other industries through these enterprises.
[2]	The 2021 final dividend of RMB0.0813 in cash per ordinary share was approved and declared in the Annual General Meeting of CGB on 24 June 2022. The Company’s cash dividend receivable is RMB774 million.
[3]	The 2021 final dividend of HKD 0.032 in cash per ordinary share was approved and declared in the Annual General Meeting of Sino-Ocean on 20 May 2022. The Company received a cash dividend equivalent to RMB61 million. On 31 December 2021, the cumulative impairment loss of RMB3,217 million for the investment in Sino-Ocean had been recognised by the Group. On 31 December 2022, the Hong Kong stock price of Sino-Ocean was HKD1.09 per share. The Group performed an impairment test for the investment and recognised an impairment provision of RMB2,645 million based on the share price of Sino-Ocean H shares. If the share price of Sino-Ocean decreases by 10% as of December 31, 2022, it will increase the Group’s provision for impairment by RMB219 million. If the Group’s share of the book value of Sino-Ocean’s audited net assets attributable to shareholders of the parent company as at December 31, 2022 is lower than the book value of long-term equity investment in Sino-Ocean held by the Group, a 5% decrease in the net assets attributable to shareholders of the parent company would result in a decrease of RMB467 million in the book value of the Group’s long-term equity investment in Sino-Ocean.
[4]	The 2021 final dividend of RMB0.0391 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 10 May 2022. The Company received a cash dividend of RMB125 million. The 2022 interim dividend of RMB0.0663 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 13 October 2022. The Company received a cash dividend equivalent to RMB212 million. On 31 December 2022, the stock price of China Unicom was RMB4.48 per share.